Financial instruments	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]
34.	Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments by each category as of March 31, 2021 were as follows:

		Financial
		assets/		Financial
		liabilities	Financial	assets /
		at	assets /	liabilities	Total
		amortised	liabilities at	at	carrying	Total fair
Particulars	Note	costs	FVTPL	FVTOCI	value	value
Assets
Cash and cash equivalents	8	5,502,054	-	-	5,502,054	5,502,054
Other assets	10	375,802	-	-	375,802	375,802
Trade receivables	13	8,520,118	-	-	8,520,118	8,520,118
Other receivables	13	79,830	-	-	79,830	79,830
Other investments	15	210,528	-	1,710	212,238	212,238
Liabilities
Bank overdraft	8	123,666	-	-	123,666	123,666
Lease liabilities	7	2,202,649	-	-	2,202,649	2,202,649
Other liabilities	18	216,284	-	-	216,284	216,284
Borrowings from banks	19	7,174,373	-	-	7,174,373	7,174,373
Borrowings from others	19	2,234,856	-	-	2,234,900	2,234,900
Trade and other payables	20	8,185,844	-	-	8,185,844	8,185,844
Derivative financial liabilities	20	8,079	-	-	8,079	8,079

The carrying value and fair value of financial instruments by each category as of March 31, 2020 were as follows:

		Financial
		assets/		Financial
		liabilities	Financial	assets /
		at	assets /	liabilities	Total
		amortised	liabilities at	at	carrying	Total fair
Particulars	Note	costs	FVTPL	FVTOCI	value	value
Assets
Cash and cash equivalents	8	2,651,085	-	-	2,651,085	2,651,085
Other assets	10	350,972	-	-	350,972	350,972
Trade receivables	13	9,631,400	-	-	9,631,400	9,631,400
Other receivables	13	139,122	-	-	139,122	139,122
Other investments	15	210,262	-	1,710	211,972	211,972
Liabilities
Bank overdraft	8	1,235,794	-	-	1,235,794	1,235,794
Lease liabilities	7	1,826,210	-	-	1,826,210	1,826,210
Other liabilities	18	77,746	-	-	77,746	77,746
Borrowings from banks	19	5,985,628	-	-	5,985,628	5,985,628
Borrowings from others	19	2,117,108	-	-	2,117,108	2,117,108
Trade and other payables	20	8,366,215	-	-	8,366,215	8,366,215
Derivative financial liabilities	20	-	428	-	428	428

Details of financial assets hypothecated as collateral
The carrying amount of financial assets as at March 31, 2021 and 2020 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2021	March 31, 2020
Cash and cash equivalents	5,147,534	9,692,810
Other receivables & ass e ts	368,650	2,461,808
Trade receivables	8,373,011	508,419
	13,889,195	12,663,037

Derivative financial instruments

(a)	Forwards and options
Foreign exchange forward contracts and options are purchased to mitigate the risk of changes in foreign exchange rates associated with certain payables, receivables and forecasted transactions denominated in certain foreign currencies. These derivative contracts do not qualify for hedge accounting under IFRS 9 and are initially recognized at fair value on the date the contract is entered into and subsequently re-measured at their fair value. Gains or losses arising from changes in the fair value of the derivative contracts are recognized immediately in profit or loss. The counterparties for these contracts are generally banks or financial institutions. The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2021 and 2020.

	As of
	March 31, 2021	March 31, 2020
Forward contracts
In U.S. Dollars (Sell)	-	2,140
In U.S. Dollars (Buy)	-	-

The Company recognized a net loss on the forward contracts of ₹ 13,687 (March 31, 2020: ₹8,660 – Net Loss) for the year ended March 31, 2021.

The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

As of
	March 31, 2021	March 31, 2020
Buy:	(US $)	(US $)
Not later than one month	-	-
Later than one month and not later than three mo n ths	-	2,140
Later than three months and not later than six months	-	-
Later than six months and not later than one year	-	-

(b)	Cross Currency Swap:

The Group has entered into Cross Currency Swaps in order to hedge the cash flows arising out of the Principal and Interest payments of the underlying External Commercial Borrowing denominated in USD. The period of the swap contracts is co terminus with the period of the underlying ECB. As per the terms of the arrangement, the Company shall pay INR fixed and receive fixed USD principal and interest cash flows during the term of the contract. The swap arrangement is marked to market at the end of every period and losses are recognised in the Statement of Income. The swap contracts outstanding balances as on March 31, 2021 is as follows.

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal		Mark to Market losses/ (gain)
Tranche 1	1,470,000	USD	20,000	-
Tranche 2 (Undrawn)	2,205,000	USD	30,000	-
Total	3,675,000	USD	50,000	-

The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (principal) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As at		As at
Particulars	'March 31, 2021		'March 31, 2021
	Payable (USD)	Receivable (INR)	Payable (USD)	Receivable (INR)
Less than 1 year	5,000	367,500	-	-
One to two years	10,000	735,000	-	-
Two to three years	10,000	735,000	-	-
Three to four years	10,000	735,000	-	-
Four to five years	10,000	735,000	-	-
More than five yea r s	5,000	367,500	-	-
Total cash flows	50,000	3,675,000	-	-

The Group recognized a net loss on the cross currency swaps of ₹ Nil [Previous year : ₹ Nil for the year ended March 31, 2021.

(c)	Interest Rate Swap:

The Group has entered into Interest Rate Swaps in order to hedge the cash flows arising out of the Interest payments of the underlying ECB. The period of the swap contract is co terminus with the period of the underlying ECB. As per the terms of the arrangement, the Company shall pay fixed rate of interest (8.9%) and receive variable rate of interest equal to LIBOR + 2.5% on notional amount. The swap arrangement is marked to market at the end of every period and losses are recognised in the Statement of income.

The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2021		March 31, 2020
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)
	1,210	323,043
Less than 1 year	1,126	269,994	4	8
One to two years	855	205,072	-	-
Two to three years	580	139,164	-	-
Three to four years	308	73,749	-	-
Four to five years	52	12,366	-	-
Total cash flows	4,131	1,023,388	4	8

* Amount below rounding off norm adopted by the Group

Total notional amount outstanding as of March 31, 2021 is US $ 2,000 (March 31, 2020: US $ 492)
.

Net loss on account of interest rate swaps amount to ₹ 8,079 for the year ended March 31, 2021 (March 31, 2020: ₹ 1,742– Net loss).

Fair value measurements:

The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2021			Fair value as of March 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	-	-	-	326
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	8,079	-	-	102

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
•	Level 3 – unobservable inputs for the asset or liability.

Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss

	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Financial assets at amortised cost
Interest income on bank deposits	56,134	32,094	26,025
Interest income from other financial assets	26,700	161,826	20,289
Impairment loss of trade receivables	(755,495)	(479,747)	(536,290)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	8,079	380	1,247

Financial liabilities at amortised cost
Interest expenses on lease obligations	(178,300)	(171,824)	(14,747)
Interest expenses on borrowings from banks, others and overdrafts	(714,121)	(764,398)	(617,087)